Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 199,759	$ 154,665	$ 22,738
Other comprehensive (loss) income, net of tax:
Net change in fair value of securities available for sale	(821,570)	(104,258)	23,874
Net change in fair value of cash flow hedges	(57,520)	(22,454)	14,191
Net change in other comprehensive income for defined benefit postretirement plans	12,594	15,782	60,016
Total other comprehensive (loss) income	(866,496)	(110,930)	98,081
Total comprehensive (loss) income	$ (666,737)	$ 43,735	$ 120,819